DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares					Fair Value
	COMMON STOCKS — 0.5%
	BANKING - 0.5%
10,500	Popular, Inc. (Cost $820,994)				$ 1,408,785

	EXCHANGE-TRADED FUNDS — 52.0%
	EQUITY - 52.0%
139,300	iShares MSCI EAFE ETF				13,530,209
160,000	iShares MSCI Emerging Markets ETF				9,086,400
48,000	iShares MSCI India ETF(a)				2,248,320
145,300	iShares Russell 2000 ETF				36,034,400
110,300	State Street SPDR S&P 500 ETF Trust				71,732,502
201,000	Vanguard FTSE Emerging Markets ETF(a)				10,864,050
156,000	Vanguard FTSE Europe ETF				12,859,080
	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,593,366)				156,354,961

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(b)
643,648	Federal National Mortgage Association Series 2011-M1 X (Cost $35,600) (c),(d)	SOFR30A + 5.886%	2.2240	07/25/38	59,028

	U.S. GOVERNMENT & AGENCIES — 31.8%
	FEDERAL HOME LOAN MORTGAGE CORP. — 0.1%(e)
4,299	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	4,320
129,533	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	128,317
24,298	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	25,145
125,312	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	125,870
77,196	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	80,783
					364,435
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.7%(e)
13,586	Federal National Mortgage Association Series AE1268		3.5000	10/01/26	13,531
33,833	Federal National Mortgage Association Series AE1285		3.5000	12/01/26	33,669
3,125	Federal National Mortgage Association Series 367025		8.0000	12/01/26	3,136
76,248	Federal National Mortgage Association Series AJ1905		3.0000	02/01/27	75,576
4,080	Federal National Mortgage Association Series 426649		7.0000	02/01/27	4,281
41,518	Federal National Mortgage Association Series AI9096		3.5000	03/01/27	41,231

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.7%(e) (Continued)
2,587	Federal National Mortgage Association Series 374925	7.5000	03/01/27	$ 2,600
74,686	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	74,114
63,647	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	62,993
1,392	Federal National Mortgage Association Series 426647	7.5000	06/01/27	1,397
176,534	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	175,242
40,778	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	40,120
366,437	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	360,488
247,619	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	243,678
370,419	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	362,631
216,075	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	211,366
27,492	Federal National Mortgage Association Series 488061	7.0000	04/01/29	28,848
266,466	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	261,786
503,216	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	494,124
523,416	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	514,046
601,284	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	590,090
427,118	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	417,403
52,868	Federal National Mortgage Association Series 504137	7.5000	07/01/29	53,324
23,418	Federal National Mortgage Association Series 504148	7.5000	08/01/29	23,505
311,322	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	304,347
20,916	Federal National Mortgage Association Series 523120	7.0000	01/01/30	21,947
359,573	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	351,682
5,678	Federal National Mortgage Association Series 523123	7.5000	02/01/30	5,715
418,676	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	406,889
105,356	Federal National Mortgage Association Series 573448	6.5000	04/01/31	108,934
495,503	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	480,810
301,458	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	293,659
478,890	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	464,517
410,157	Federal National Mortgage Association Series 695394	5.0000	06/01/33	409,807
155,553	Federal National Mortgage Association Series 850040	6.5000	06/01/36	165,218
77,873	Federal National Mortgage Association Series 931180	5.5000	04/01/39	79,643
403,818	Federal National Mortgage Association Series 953131	4.5000	09/01/39	399,558
2,006,573	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	1,936,394
990,103	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	953,261
1,052,897	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,013,827

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.7%(e) (Continued)
513,431	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	$ 463,171
665,221	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	604,083
3,580,000	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,227,107
1,340,736	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,208,921
				16,988,669
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.7%
2,287	Government National Mortgage Association Series 5127	4.0000	07/20/26	2,281
50,297	Government National Mortgage Association Series 711631	3.5000	02/15/27	50,084
12,336	Government National Mortgage Association Series 5310	3.5000	02/20/27	12,280
34,851	Government National Mortgage Association Series 705941	3.0000	04/15/27	34,609
37,613	Government National Mortgage Association Series 711651	3.5000	05/15/27	37,424
166,216	Government National Mortgage Association Series 740018	3.5000	07/15/27	165,342
205,903	Government National Mortgage Association Series 744440	3.5000	10/15/27	204,678
123,296	Government National Mortgage Association Series 722012	3.0000	09/15/28	121,690
133,454	Government National Mortgage Association Series 722033	3.0000	06/15/29	131,244
21,930	Government National Mortgage Association Series 626932	3.0000	04/15/30	21,280
61,342	Government National Mortgage Association Series 548539	6.0000	10/15/31	61,829
241,234	Government National Mortgage Association Series 635142	3.0000	11/20/31	232,477
41,947	Government National Mortgage Association Series 636427	6.0000	11/15/34	43,589
142,867	Government National Mortgage Association Series 592885	6.0000	05/15/36	150,231
1,274,027	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,368,328
943,492	Government National Mortgage Association Series 722002	3.5000	03/15/38	893,036
519,500	Government National Mortgage Association Series 767055	3.0000	05/15/38	477,618
384,830	Government National Mortgage Association Series 767066	3.0000	06/15/38	354,139
1,675,960	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,581,098
590,322	Government National Mortgage Association Series 678638	4.5000	08/15/39	594,031
378,288	Government National Mortgage Association Series 678639	5.0000	08/15/39	390,024
109,410	Government National Mortgage Association Series 719894	4.5000	09/15/39	110,227
1,302,419	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,312,144
754,257	Government National Mortgage Association Series 678642	5.0000	09/15/39	778,544
467,969	Government National Mortgage Association Series 678645	4.5000	10/15/39	471,463
388,720	Government National Mortgage Association Series 678646	5.0000	10/15/39	400,781
370,172	Government National Mortgage Association Series 678643	5.5000	11/15/39	388,754
237,710	Government National Mortgage Association Series 678660	5.0000	03/15/40	244,432

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.7% (Continued)
277,282	Government National Mortgage Association Series 722009	3.5000	07/15/40	$ 261,388
1,437,122	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,399,176
247,800	Government National Mortgage Association Series 705894	4.5000	11/15/40	249,651
355,079	Government National Mortgage Association Series 705937	4.0000	01/15/42	345,340
1,609,791	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,512,557
35,283	Government National Mortgage Association Series 5302	3.5000	02/20/42	32,148
1,632,909	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,531,002
1,410,200	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,288,487
1,515,396	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,384,597
1,236,332	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,161,649
741,536	Government National Mortgage Association Series 722008	3.0000	08/15/43	671,106
902,761	Government National Mortgage Association Series 722010	3.5000	08/15/43	848,218
577,978	Government National Mortgage Association Series 722011	4.0000	08/15/43	562,107
1,706,875	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,603,766
570,876	Government National Mortgage Association Series 722020	3.0000	12/15/43	514,112
1,559,152	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,464,950
2,749,199	Government National Mortgage Association Series 609103	3.5000	01/15/44	2,583,056
1,654,398	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,554,417
2,161,007	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,030,404
1,383,211	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,246,730
2,063,846	Government National Mortgage Association Series 626921	3.0000	03/15/45	1,860,141
7,207,541	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,496,086
4,183,627	Government National Mortgage Association Series 626941	3.0000	05/15/45	3,770,644
2,520,688	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,271,761
2,029,532	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,829,138
1,149,034	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,035,567
1,428,768	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,287,731
1,822,943	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,642,899
896,924	Government National Mortgage Association Series 635153	3.0000	12/20/46	808,362
1,717,644	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,547,948
1,729,752	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,558,959
504,900	Government National Mortgage Association Series BC3027	3.0000	03/15/48	455,047
1,849,114	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,666,483

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.7% (Continued)
2,898,845	Government National Mortgage Association Series BE1665	4.0000	05/20/48	$ 2,806,553
2,384,346	Government National Mortgage Association Series	4.0000	09/15/48	2,321,301
644,286	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	604,042
763,996	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	716,260
2,510,556	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,444,173
1,743,909	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,697,798
813,618	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	762,808
874,594	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	821,705
				71,283,924
	U.S. TREASURY NOTES — 2.3%
2,000,000	United States Treasury Note	3.8750	03/15/28	2,002,109
1,500,000	United States Treasury Note	3.6250	12/31/30	1,479,785
1,500,000	United States Treasury Note	3.8750	12/31/32	1,478,906
1,000,000	United States Treasury Note	4.3750	05/15/34	1,011,133
1,000,000	United States Treasury Note	4.2500	11/15/34	1,000,313
				6,972,246
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $102,495,769)			95,609,274
Shares
	SHORT-TERM INVESTMENTS — 15.6%
	MONEY MARKET FUND - 11.6%
34,898,966	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.54% (Cost $34,898,966)(f)			34,898,966

Principal Amount ($)		Yield (%)
	U.S. TREASURY BILLS — 4.0%
5,000,000	United States Treasury Bill	3.2600	04/09/26	4,995,990
5,000,000	United States Treasury Bill	3.5600	04/30/26	4,985,411
2,000,000	United States Treasury Bill	3.6100	05/14/26	1,991,324
				11,972,725
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,871,155)			46,871,691

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value
TOTAL INVESTMENTS - 99.9% (Cost $251,816,884)	$ 300,303,739
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	369,259
NET ASSETS - 100.0%	$ 300,672,998

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Interest only securities.
(d)	Variable rate security; the rate shown represents the rate on March 31, 2026.
(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.